Description of the Plan - Schedule of Vested Percentage (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Less than 1 year | Outdoor Greatroom (OG) Plan
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
Less than 1 year | Kimball International Retirement Plan
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
At least 1 year but less than 2 years | Outdoor Greatroom (OG) Plan
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
At least 1 year but less than 2 years | Kimball International Retirement Plan
EBP, Description of Plan [Line Items]
Vesting percentage	10.00%
At least 2 years but less than 3 years | Outdoor Greatroom (OG) Plan
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
At least 2 years but less than 3 years | Kimball International Retirement Plan
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
At least 3 years but less than 4 years | Outdoor Greatroom (OG) Plan
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
At least 3 years but less than 4 years | Kimball International Retirement Plan
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
At least 4 years but less than 5 years | Outdoor Greatroom (OG) Plan
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
At least 4 years but less than 5 years | Kimball International Retirement Plan
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
5 years or more | Outdoor Greatroom (OG) Plan
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
5 years or more | Kimball International Retirement Plan
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%